Cover Page	Aug. 10, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 11, 2026
Entity Registrant Name	EnerSys
Entity File Number	1-32253
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-3058564
Entity Address, Address Line One	2366 Bernville Road
Entity Address, City or Town	Reading
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19605
City Area Code	610
Local Phone Number	208-1991
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ENS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001289308
Amendment Flag	false